SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
SEGMENT INFORMATION
Schedule of each reporting segment's revenues, cost of revenues, gross profit, operating expenses, other income (expense), income (loss) before income tax and non-controlling interests and total assets

For the six months ended June 30, 2022 (Unaudited)

	K‑12	CP&CE
(RMB in thousands)	Schools	Programs	Consolidated
	RMB	RMB	RMB
Net Revenues	99,950	104,093	204,043
Cost of revenues	(51,452)	(76,426)	(127,878)
GROSS PROFIT	48,498	27,667	76,165

OPERATING EXPENSES
Selling and marketing	—	(16,362)	(16,362)
General and administrative	(8,929)	(58,633)	(67,562)
Research and development	—	(3,540)	(3,540)
Unallocated corporate expenses	—	—	(26,435)
Total operating expenses	(8,929)	(78,535)	(113,899)

OPERATING INCOME (LOSS)	39,569	(50,868)	(37,734)

OTHER INCOME
Interest income (expense), net	950	(445)	505
Other (expense) income, net	(249)	5,682	5,433
Gain from deregistration of subsidiaries	—	295	295
Loss on disposal of subsidiaries	—	(1,124)	(1,124)
Gain on sale of investment available for sale	799	—	799
Unallocated corporate other loss	—	—	(1,309)
Total other income	1,500	4,408	4,599

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	41,069	(46,460)	(33,135)

Segment assets	261,560	319,869	581,429
Unallocated corporate assets	—	—	332,438
TOTAL ASSETS as of June 30, 2022	261,560	319,869	913,867

For the six months ended June 30, 2021 (Unaudited)

	K-12	CP&CE
(RMB in thousands)	Schools	Programs	Consolidated
	RMB	RMB	RMB
Net Revenues	175,650	126,206	301,856
Cost of revenues	(97,886)	(83,419)	(181,305)
GROSS PROFIT	77,764	42,787	120,551

OPERATING EXPENSES
Selling and marketing	(1,163)	(22,098)	(23,261)
General and administrative	(22,371)	(38,131)	(60,502)
Research and development	(424)	(2,184)	(2,608)
Unallocated corporate expenses	—	—	(29,010)
Total operating expenses	(23,958)	(62,413)	(115,381)

OPERATING INCOME (LOSS)	53,806	(19,626)	5,170

OTHER INCOME
Interest income, net	725	602	1,327
Other expense, net	(36)	(1,439)	(1,475)
Gain from deregistration of subsidiaries	—	1,325	1,325
Gain on sale of investment available for sale	1,001	—	1,001
Unallocated corporate other income	—	—	3,399
Total other income	1,690	488	5,577

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	55,496	(19,138)	10,747

Segment assets	402,185	399,336	801,521
Unallocated corporate assets	—	—	207,451
TOTAL ASSETS as of June 30, 2021	402,185	399,336	1,008,972

Schedule of net revenues long lived assets geographical areas

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	RMB	RMB	RMB	RMB
	Unaudited	Unaudited	Unaudited	Unaudited
Net Revenues
PRC	77,803	141,066	141,000	234,927
U.S.	32,125	31,185	63,043	66,929
Total	109,928	172,251	204,043	301,856

	As of
	June 30, 2022	December 31, 2021
	RMB	RMB
	Unaudited
Long-Lived Assets
PRC	211,379	222,396
U.S.	152,935	157,066
Total	364,314	379,462